Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Under Capital Leases Based on the Following Useful Lives	Leasehold improvements are depreciated on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Depreciation is calculated on the straight-line method, including property and equipment under capital leases, generally based on the following useful lives:
Estimated Life in Years
Buildings and leasehold improvements	5 ~ 50
Machinery and equipment	5 ~ 10
Office equipment	3 ~ 6
Depreciation is calculated on the straight-line method, including property and equipment under capital leases, generally based on the following useful lives:
Estimated Life in Years
Buildings and leasehold improvements	5 ~ 50
Machinery and equipment	5 ~ 10
Office equipment	3 ~ 6